Deer Park Total Return Credit Fund

Class	A	DPFAX
Class	C	DPFCX
Class	I	DPFNX

(a series of Northern Lights Fund Trust)

Supplement dated December 23, 2019 to the Prospectus of the Fund dated January 28, 2019

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Effective December 23, 2019, the fee table and expense example in the Fund’s prospectus have been revised as follows:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.84%	1.84%	1.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.24%	0.24%	0.24%
Acquired Funds Fee and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.34%	3.09%	2.09%
Fee Waiver and/or Expense Reimbursement(2)	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement	2.15%	2.90%	1.90%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2021 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.14%, 2.89% and 1.89% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustee, on 60 days written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$781	$1,246	$1,737	$3,083
Class C	$293	$936	$1,604	$3,389
Class I	$193	$637	$1,106	$2,406

The following paragraph replaces the second paragraph in the section titled “Investment Adviser” of the Fund’s Prospectus:

Pursuant to an advisory agreement between the Trust and the adviser, on behalf of the Fund, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.84% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2018, the Adviser received an annual advisory fee equal to 1.74% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reduce its fees and reimburse expenses of the Fund, until at least January 31, 2021 to ensure the total annual Fund operating expenses after fee waiver (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.14%, 2.89% and 1.89% for Class A, Class C and Class I shares, average daily net assets, respectively. This expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements is available in the Fund’s annual shareholder report for the period ended September 30, 2018.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information Supplement, each dated January 28, 2019. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-868-9501.

Please retain this Supplement for future reference.

Deer Park Total Return Credit Fund

Class	A	DPFAX
Class	C	DPFCX
Class	I	DPFNX

(a series of Northern Lights Fund Trust)

Supplement dated December 23, 2019
to the Statement of Additional Information (“SAI”) dated January 28, 2019

______________________________________________________________________

Effective immediately, the following paragraph replaces the second paragraph in the section titled “The Adviser” on page 43 of the Fund’s SAI:

Pursuant to an advisory agreement between the Fund and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.84% of the Fund’s average daily net assets. The adviser pays the Fund’s sub-adviser out of the fee it receives from the Fund. The Fund’s adviser contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2021 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)), do not exceed 2.14%, 2.89% and 1.89% of average daily net assets attributable to Class A, Class C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information Supplement dated January 28, 2019. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-868-9501.

Please retain this Supplement for future reference.